CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common stock Citibank shares	Common stock CNY (¥) shares	Common stock USD ($) shares	Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit Cumulative effect of accounting change CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests Cumulative effect of accounting change CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Cumulative effect of accounting change CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the year at Dec. 31, 2018		¥ 25,988				¥ 19,407,460		¥ 3,771		¥ 123,923			¥ (15,423,027)			¥ 2,043			¥ 4,140,158
Balance at beginning of the year (in shares) at Dec. 31, 2018 | shares		392,514,399	392,514,399
Net income (loss) for the year													(202,416)			(16,652)			(219,068)
Other comprehensive income (loss)										39,273									39,273
Appropriation to statutory reserves								4,094					(4,094)
Share-based compensation						98,504													98,504
Acquisition of non-controlling interests																663			663
Purchase of capped calls						(159,138)													(159,138)
Contributions from non-controlling interest shareholders																8,318			8,318
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares		(2,056,804)	(2,056,804)
Exercise of share options and vesting of restricted shares						6,574													6,574
Exercise of share options and vesting of restricted shares (in shares) | shares		2,056,804	2,056,804
Balance at end of the year at Dec. 31, 2019		¥ 25,988				19,353,400		7,865		163,196			(15,629,537)			(5,628)			3,915,284
Balance at end of the year (in shares) at Dec. 31, 2019 | shares		392,514,399	392,514,399
Net income (loss) for the year													(2,025,508)			(25,716)			(2,051,224)
Other comprehensive income (loss)										(11,519)									(11,519)
Appropriation to statutory reserves								173					(173)
Share-based compensation						138,201													138,201
Repurchase of ordinary shares (Note 21)				¥ (211,352,000)															(211,352)
Repurchase of ordinary shares (Note 21) (in shares) | shares		(6,395,050)	(6,395,050)
Acquisition of non-controlling interests																300			300
Contributions from non-controlling interest shareholders						(4,874)										5,071			197
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(2,869,291)
Exercise of share options and vesting of restricted shares						505													505
Exercise of share options and vesting of restricted shares (in shares) | shares		2,869,291	2,869,291
Balance at end of the year (ASU 2016-13) at Dec. 31, 2020												¥ (55,746)			¥ (42)			¥ (55,788)
Balance at end of the year at Dec. 31, 2020		¥ 25,988		¥ (211,352)		19,487,232		8,038		151,677			(17,710,964)			(26,015)			1,724,604
Balance at end of the year (in shares) at Dec. 31, 2020 | shares		386,119,349	386,119,349	(211,352)	(211,352)
Net income (loss) for the year													261,907			(21,749)			240,158
Net income (loss) for the year																			209,628	$ 32,896
Other comprehensive income (loss)										(44,298)									(44,298)
Reversal of statutory reserves								(7,871)					7,871
Share-based compensation						134,926													134,926
Accretion of convertible non-controlling Interests																			30,530	4,791
Adjustment of convertible noncontrolling interests													(30,530)						(30,530)
Acquisition of non-controlling interests						(4,269)										1,262			(3,007)
Contributions from non-controlling interest shareholders																541			541
Newly deposited and issued to depository bank-Citibank, N.A. ("Citi") (in shares) | shares		5,000,000	5,000,000
Settlement of exercised share options and vested restricted shares with shares held by Citi						(98,321)
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(170,492)	(2,974,987)	(2,974,987)	98,321,000	98,321,000
Exercise of share options and vesting of restricted shares						2,605													2,605
Exercise of share options and vesting of restricted shares (in shares) | shares		3,145,479	3,145,479
Balance at end of the year at Dec. 31, 2021		¥ 25,988	$ 4,078	¥ (113,031)	$ (17,737)	¥ 19,522,173	$ 3,063,455	¥ 167	$ 26	¥ 107,379	$ 16,850		¥ (17,471,716)	$ (2,741,694)		¥ (45,961)	$ (7,212)		¥ 2,024,999	$ 317,766
Balance at end of the year (in shares) at Dec. 31, 2021 | shares		391,119,349	391,119,349